Commitments and Contingencies Commitme (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Liability Contingency [Line Items]
Operating Leases, Rent Expense, Net	$ 18.7	$ 14.3	$ 13.9